DEFERRED TAX ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	$ 6.7	$ 6.1
Expiring within 1 to 3 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	0.0	0.0
Expiring within 4 to 7 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	0.0	0.0
Expiring after 7 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	$ 6.7	$ 6.1